Property, plant and equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, plant and equipment
Balance at the beginning period	$ 7,421	$ 7,615
Impairment			$ 78
Balance at the end period	7,688	7,421	7,615
Land and buildings
Property, plant and equipment
Balance at the beginning period	2,862	2,792
Balance at the end period	3,027	2,862	2,792
Transfers between classes	(70)
Freeholds
Property, plant and equipment
Balance at the beginning period	2,567	2,514
Balance at the end period	2,657	2,567	2,514
Leaseholds
Property, plant and equipment
Balance at the beginning period	295	278
Balance at the end period	370	295	278
Plant and equipment
Property, plant and equipment
Balance at the beginning period	2,382	2,390
Impairment	26
Balance at the end period	2,575	2,382	2,390
Plant and equipment | Longmont
Property, plant and equipment
Reversal of impairment	23
Plant and equipment | Boulder
Property, plant and equipment
Reversal of impairment	70
Assets in course of construction
Property, plant and equipment
Balance at the beginning period	2,177	2,433
Balance at the end period	2,086	2,177	2,433
Assets held for sale
Property, plant and equipment
Transfers between classes	70
Cost
Property, plant and equipment
Balance at the beginning period	14,639	14,639	13,451
Capital expenditure	996	1,034	1,311
Disposals and other movements	(571)	(391)	(944)
Exchange adjustments	(63)	(643)	821
Balance at the end period	15,001	14,639	14,639
Cost | Land and buildings
Property, plant and equipment
Balance at the beginning period	5,366	5,023	4,616
Capital expenditure	8	25	39
Transfer of assets into use	403	429	525
Disposals and other movements	(236)	50	(367)
Exchange adjustments	(9)	(161)	210
Balance at the end period	5,532	5,366	5,023
Cost | Plant and equipment
Property, plant and equipment
Balance at the beginning period	7,096	7,183	6,543
Capital expenditure	48	99	198
Transfer of assets into use	620	594	567
Disposals and other movements	(324)	(427)	(577)
Exchange adjustments	(57)	(353)	452
Balance at the end period	7,383	7,096	7,183
Cost | Assets in course of construction
Property, plant and equipment
Balance at the beginning period	2,177	2,433	2,292
Capital expenditure	940	910	1,074
Transfer of assets into use	(1,023)	(1,023)	(1,092)
Disposals and other movements	(11)	(14)
Exchange adjustments	3	(129)	159
Balance at the end period	2,086	2,177	2,433
Depreciation
Property, plant and equipment
Balance at the beginning period	(7,218)	(7,024)	(6,603)
Charge for year	647	614	624
Impairment	(53)	291	78
Disposals and other movements	(433)	(369)	(750)
Exchange adjustments	66	342	(469)
Balance at the end period	(7,313)	(7,218)	(7,024)
Depreciation | Land and buildings
Property, plant and equipment
Balance at the beginning period	(2,504)	(2,231)	(2,092)
Charge for year	209	202	182
Impairment	(67)	150	78
Disposals and other movements	(120)	10	(249)
Exchange adjustments	21	89	(128)
Balance at the end period	(2,505)	(2,504)	(2,231)
Depreciation | Plant and equipment
Property, plant and equipment
Balance at the beginning period	(4,714)	(4,793)	(4,511)
Charge for year	438	412	442
Impairment	14	98
Disposals and other movements	(313)	(336)	(501)
Exchange adjustments	45	253	(341)
Balance at the end period	$ (4,808)	(4,714)	$ (4,793)
Depreciation | Assets in course of construction
Property, plant and equipment
Impairment		43
Disposals and other movements		$ (43)